Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

	Year Ended December 31,
	2021	2020	2019
United States	$(145,346)	$(83,232)	$(76,530)
Foreign	(8,461)	(9,421)	(8,418)
Total	$(153,807)	$(92,653)	$(84,948)

Schedule of Income Tax Benefit

	Year Ended December 31,
	2021	2020	2019
Current:
Federal U.S.	$(14)	$14	$—
State and local	889	110	2
Foreign	(36)	117	(1)
Total current provision for income taxes	839	241	1
Deferred and other:
Federal U.S.	—	—	—
State and local	—	(223)	—
Foreign	(55)	(333)	(77)
Total deferred benefit for income taxes	(55)	(556)	(77)
Total income tax expense (benefit)	$784	$(315)	$(76)

Schedule of Effective Income Tax Rate

	Year Ended December 31,
	2021	2020	2019
Income tax expense (benefit) at federal statutory rate	21%	21%	21%
Increase (decrease) in tax rate resulting from:
Effect of flow-through entity	(17)%	(21)%	(21)%
Noncontrolling Interest	(2)%	—%	—%
Fair Value Adjustment for Class G Common Stock	2%	—%	—%
Valuation Allowance	(2)%	—%	—%
Other	(2)%	—%	—%
Income tax expense (benefit)	—%	—%	—%

Schedule of Deferred Tax Assets and Liabilities

Deferred income tax assets and liabilities were as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Deferred Tax Assets (DTA):
Net operating loss and tax credit carryforwards	$37,000	$704	$259
Reserves and accruals not currently deductible for tax purposes	14	96	63
Goodwill and other intangibles - DTA	—	902	865
Property, plant, and equipment	1	—	—
Investment in Vacasa Holdings, LLC	283	—	—
Investment in Subsidiaries	61	—	—
Intangibles	803	—	—
Other - DTA	312	29	—
Gross deferred tax assets	38,474	1,731	1,187
Less: valuation allowance	(38,376)	(1,672)	(1,125)
Total deferred tax assets	$98	$59	$62
Deferred Tax Liabilities (DTL):
Property, plant and equipment	(72)	(46)	(5)
Goodwill and other intangibles - DTL	(1,157)	(1,218)	(1,549)
Other - DTL	(4)	(3)	(10)
Total deferred tax liabilities	$(1,233)	$(1,267)	$(1,564)
Net deferred tax liability(1)	$(1,135)	$(1,208)	$(1,502)
(1)	The net deferred tax liability is recorded primarily within Other long-term liabilities on the consolidated balance sheets.